UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

U.S. Global Leaders Growth Fund

Semiannual Report

4.30.13

A look at performance

Total returns for the period ended April 30, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	4.20	6.91	6.01	4.45	4.20	39.63	79.31

Class B	3.87	6.89	5.92	4.51	3.87	39.55	77.78

Class C	7.87	7.19	5.77	8.51	7.87	41.53	75.16

Class I1	10.04	8.46	7.03	10.10	10.04	50.11	97.20

Class R2[1,2]	9.83	7.96	6.48	9.98	9.83	46.67	87.43

Class R6[1,2]	10.15	8.45	6.99	10.18	10.15	50.05	96.61

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual until at least 2-28-14 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6
Net (%)	1.30	2.05	2.05	0.96	1.38	0.85
Gross (%)	1.30	2.05	2.05	0.96	1.38	0.88

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	U.S. Global Leaders Growth Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	4-30-03	$17,778	$17,778	$21,356	$21,743

Class C3	4-30-03	17,516	17,516	21,356	21,743

Class I1	4-30-03	19,720	19,720	21,356	21,743

Class R2[1,2]	4-30-03	18,743	18,743	21,356	21,743

Class R6[1,2]	4-30-03	19,661	19,661	21,356	21,743

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 For certain types of investors, as described in the Fund’s prospectuses.

2 Class R6 shares and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

3 The contingent deferred sales charge is not applicable.

Semiannual report | U.S. Global Leaders Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,099.30	$6.56

Class B	1,000.00	1,095.10	10.44

Class C	1,000.00	1,095.10	10.44

Class I	1,000.00	1,101.00	4.84

Class R2	1,000.00	1,099.80	6.56

Class R6	1,000.00	1,101.80	4.43

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Global Leaders Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012, with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,018.50	$6.31

Class B	1,000.00	1,014.80	10.04

Class C	1,000.00	1,014.80	10.04

Class I	1,000.00	1,020.20	4.66

Class R2	1,000.00	1,018.50	6.31

Class R6	1,000.00	1,020.60	4.26

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.26%, 2.01%, 2.01%, 0.93%, 1.26% and 0.85% for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | U.S. Global Leaders Growth Fund	9

Portfolio summary

Top 10 Holdings (41.0% of Net Assets on 4-30-13)[1,2]

Monsanto Company	4.9%	The Coca-Cola Company	4.0%

Apple, Inc.	4.3%	Yum! Brands, Inc.	4.0%

Ecolab, Inc.	4.1%	eBay, Inc.	3.9%

Automatic Data Processing, Inc.	4.0%	Google, Inc., Class A	3.9%

Starbucks Corp.	4.0%	Visa, Inc., Class A	3.9%

Sector Composition[1,3]

Information Technology	28.4%	Energy	6.7%

Consumer Discretionary	13.9%	Financials	6.6%

Consumer Staples	12.3%	Industrials	2.8%

Health Care	11.9%	Short-Term Investments & Other	5.6%

Materials	11.8%

1 As a percentage of net assets on 4-30-13.

2 Cash and cash equivalents not included.

3 Growth stocks may be subject to greater price fluctuations because their prices tend to place more emphasis on earnings expectations. Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. As the Fund is non-diversified, the Fund may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the Fund’s prospectuses.

10	U.S. Global Leaders Growth Fund | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

	Shares	Value
Common Stocks 94.4%		$890,001,920

(Cost $661,011,627)

Consumer Discretionary 13.9%		130,756,596

Hotels, Restaurants & Leisure 9.9%

Starbucks Corp.	622,600	37,878,981

Starwood Hotels & Resorts Worldwide, Inc.	272,730	17,596,540

Yum! Brands, Inc.	553,840	37,727,581

Specialty Retail 4.0%

Lowe’s Companies, Inc.	730,210	28,054,668

Tiffany & Company	128,920	9,498,826

Consumer Staples 12.3%		115,913,783

Beverages 7.1%

Companhia de Bebidas das Americas, ADR	689,070	28,954,721

The Coca-Cola Company	896,900	37,965,777

Food Products 1.5%

Danone SA, ADR	950,380	14,274,708

Household Products 3.7%

Colgate-Palmolive Company	290,751	34,718,577

Energy 6.7%		62,788,843

Energy Equipment & Services 6.7%

National Oilwell Varco, Inc.	523,710	34,156,366

Schlumberger, Ltd.	384,690	28,632,477

Financials 6.6%		62,588,699

Capital Markets 3.6%

State Street Corp.	579,450	33,880,442

Consumer Finance 3.0%

American Express Company	419,650	28,708,257

Health Care 11.9%		112,358,819

Biotechnology 1.0%

Regeneron Pharmaceuticals, Inc. (I)	42,380	9,117,633

Health Care Equipment & Supplies 2.9%

Intuitive Surgical, Inc. (I)	55,490	27,317,172

Health Care Technology 2.9%

Cerner Corp. (I)	288,420	27,910,403

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	11

		Shares	Value
Pharmaceuticals 5.1%

Novo Nordisk A/S, ADR		107,620	$19,008,921

Perrigo Company		242,900	29,004,690

Industrials 2.8%			26,287,367

Trading Companies & Distributors 2.8%

Fastenal Company (L)		535,930	26,287,367

Information Technology 28.4%			267,586,649

Communications Equipment 3.6%

QUALCOMM, Inc.		547,760	33,752,971

Computers & Peripherals 4.3%

Apple, Inc.		91,860	40,671,015

Internet Software & Services 7.8%

eBay, Inc. (I)		701,130	36,732,201

Google, Inc., Class A (I)		44,390	36,602,662

IT Services 7.9%

Automatic Data Processing, Inc.		556,090	37,447,101

Visa, Inc., Class A		217,300	36,606,358

Software 4.8%

Red Hat, Inc. (I)		351,810	16,862,253

SAP AG, ADR (L)		362,080	28,912,088

Materials 11.8%			111,721,164

Chemicals 11.8%

Ecolab, Inc.		454,570	38,465,713

Monsanto Company		433,590	46,316,084

Praxair, Inc.		235,690	26,939,367

	Yield (%)	Shares	Value
Securities Lending Collateral 5.1%			$47,910,147

(Cost $47,908,914)

John Hancock Collateral Investment Trust (W)	0.2361 (Y)	4,786,898	47,910,147

		Shares	Value
Short-Term Investments 4.7%			$44,314,071

(Cost $44,314,071)

Money Market Funds 4.7%			44,314,071

State Street Institutional U.S. Government
Money Market Fund	0.0020 (Y)	44,314,071	44,314,071

Total investments (Cost $753,234,612)† 104.2%			$982,226,138

Other assets and liabilities, net (4.2%)			($39,742,785)

Total net assets 100.0%			$942,483,353

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

12	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-13.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $759,977,217. Net unrealized appreciation aggregated $222,248,921, of which $223,162,790 related to appreciated investment securities and $913,869 related to depreciated investment securities.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $705,325,698) including
$46,895,847 of securities loaned	$934,315,991
Investments in affiliated issuers, at value (Cost $47,908,914)	47,910,147

Total investments, at value (Cost $753,234,612)	982,226,138
Receivable for investments sold	18,438,356
Receivable for fund shares sold	5,210,839
Dividends and interest receivable	987,974
Receivable for securities lending income	7,690
Other receivables and prepaid expenses	128,712

Total assets	1,006,999,709

Liabilities

Payable for investments purchased	14,263,749
Payable for fund shares repurchased	1,232,619
Payable upon return of securities loaned	47,909,987
Payable to affiliates
Accounting and legal services fees	16,861
Transfer agent fees	226,619
Distribution and service fees	224,454
Trustees’ fees	32,763
Investment management fees	562,657
Other liabilities and accrued expenses	46,647

Total liabilities	64,516,356

Net assets	$942,483,353

Net assets consist of

Paid-in capital	$701,182,917
Undistributed net investment income	582,867
Accumulated net realized gain (loss) on investments	11,726,043
Net unrealized appreciation (depreciation) on investments	228,991,526

Net assets	$942,483,353

14	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($548,044,579 ÷ 14,548,803 shares)[1]	$37.67
Class B ($32,277,922 ÷ 933,080 shares)[1]	$34.59
Class C ($109,606,026 ÷ 3,167,564 shares)[1]	$34.60
Class I ($245,148,555 ÷ 6,241,881 shares)	$39.27
Class R2 ($4,351,811 ÷ 111,063 shares)	$39.18
Class R6 ($3,054,460 ÷ 77,679 shares)	$39.32

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$39.65

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,913,832
Securities lending	51,792
Interest	2,988
Less foreign taxes withheld	(134,887)

Total investment income	5,833,725

Expenses

Investment management fees	3,041,956
Distribution and service fees	1,219,132
Accounting and legal services fees	84,455
Transfer agent fees	654,372
Trustees’ fees	17,535
State registration fees	58,262
Printing and postage	36,927
Professional fees	33,243
Custodian fees	40,082
Registration and filing fees	20,558
Other	13,023

Total expenses	5,219,545
Less expense reductions	(51)

Net expenses	5,219,494

Net investment income	614,231

Realized and unrealized gain

Net realized gain on
Investments in unaffiliated issuers	18,462,566
Investments in affiliated issuers	6,161

18,468,727
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	56,862,909
Investments in affiliated issuers	(4,387)

56,858,522

Net realized and unrealized gain	75,327,249

Increase in net assets from operations	$75,941,480

16	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12
Increase (decrease) in net assets

From operations
Net investment income (loss)	$614,231	($931,333)
Net realized gain	18,468,727	16,977,524
Change in net unrealized appreciation (depreciation)	56,858,522	62,236,198

Increase in net assets resulting from operations	75,941,480	78,282,389

Distributions to shareholders
From net realized gain
Class A	(9,612,480)	(9,343,569)
Class B	(711,742)	(894,644)
Class C	(2,051,288)	(1,973,172)
Class I	(4,015,442)	(1,730,469)
Class R2	(6,743)	—
Class R6	(47,990)	(3,185)

Total distributions	(16,445,685)	(13,945,039)

From Fund share transactions	188,988,419	207,578,778

Total increase	248,484,214	271,916,128

Net assets

Beginning of period	693,999,139	422,083,011

End of period	$942,483,353	$693,999,139

Undistributed net investment income (accumulated net
investment loss)	$582,867	($31,364)

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$35.04	$30.97	$27.83	$23.89	$20.87	$28.80	$28.85
Net investment income (loss)[3]	0.03	(0.03)	—[4]	—[4]	0.02	0.03	0.03
Net realized and unrealized
gain (loss) on investments	3.39	5.08	3.14	3.96	3.30	(7.96)	1.04
Total from
investment operations	3.42	5.05	3.14	3.96	3.32	(7.93)	1.07
Less distributions
From net investment income	—	—	—	(0.02)	(0.01)	—	—
From net realized gain	(0.79)	(0.98)	—	—	(0.29)	—	(1.12)
Total distributions	(0.79)	(0.98)	—	(0.02)	(0.30)	—	(1.12)
Net asset value, end
of period	$37.67	$35.04	$30.97	$27.83	$23.89	$20.87	$28.80
Total return (%)[5,6]	9.93[7]	16.96	11.28	16.58	16.36	(27.53)[7]	3.67

Ratios and supplemental data

Net assets, end of period
(in millions)	$548	$413	$282	$264	$480	$552	$1,022
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.26[8]	1.30	1.26	1.50	1.81[9]	1.38[8]	1.32
Expenses net of fee waivers	1.26[8]	1.30	1.26	1.30	1.34[9]	1.30[8]	1.27
Expenses net of fee waivers
and credits	1.26[8]	1.30	1.26	1.30	1.33[9]	1.30[8]	1.27
Net investment income (loss)	0.18[8]	(0.10)	(0.01)	0.01	0.10	0.13[8]	0.10
Portfolio turnover (%)	13	30	50	33	37	58	27

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

CLASS B SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$32.36	$28.89	$26.16	$22.60	$19.90	$27.64	$27.94
Net investment loss[3]	(0.09)	(0.26)	(0.21)	(0.19)	(0.13)	(0.13)	(0.18)
Net realized and unrealized
gain (loss) on investments	3.11	4.71	2.94	3.75	3.12	(7.61)	1.00
Total from
investment operations	3.02	4.45	2.73	3.56	2.99	(7.74)	0.82
Less distributions
From net realized gain	(0.79)	(0.98)	—	—	(0.29)	—	(1.12)
Total distributions	(0.79)	(0.98)	—	—	(0.29)	—	(1.12)
Net asset value, end
of period	$34.59	$32.36	$28.89	$26.16	$22.60	$19.90	$27.64
Total return (%)[4,5]	9.51[6]	16.07	10.44	15.75	15.47	(28.00)[6]	2.90

Ratios and supplemental data

Net assets, end of period
(in millions)	$32	$30	$27	$39	$47	$56	$107
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.01[7]	2.05	2.01	2.24	2.50[8]	2.13[7]	2.07
Expenses net of fee waivers	2.01[7]	2.05	2.00	2.05	2.08[8]	2.05[7]	2.02
Expenses net of fee waivers
and credits	2.01[7]	2.05	2.00	2.05	2.07[8]	2.05[7]	2.02
Net investment loss	(0.57)[7]	(0.85)	(0.75)	(0.75)	(0.65)	(0.63)[7]	(0.65)
Portfolio turnover (%)	13	30	50	33	37	58	27

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	19

CLASS C SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$32.37	$28.90	$26.16	$22.61	$19.90	$27.64	$27.94
Net investment loss[3]	(0.09)	(0.26)	(0.21)	(0.19)	(0.12)	(0.13)	(0.18)
Net realized and unrealized
gain (loss) on investments	3.11	4.71	2.95	3.74	3.12	(7.61)	1.00
Total from
investment operations	3.02	4.45	2.74	3.55	3.00	(7.74)	0.82
Less distributions
From net realized gain	(0.79)	(0.98)	—	—	(0.29)	—	(1.12)
Total distributions	(0.79)	(0.98)	—	—	(0.29)	—	(1.12)
Net asset value, end
of period	$34.60	$32.37	$28.90	$26.16	$22.61	$19.90	$27.64
Total return (%)[4,5]	9.51[6]	16.07	10.47	15.70	15.53	(28.00)[6]	2.90

Ratios and supplemental data

Net assets, end of period
(in millions)	$110	$81	$58	$60	$60	$62	$114
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.01[7]	2.05	2.01	2.23	2.51[8]	2.13[7]	2.07
Expenses net of fee waivers	2.01[7]	2.05	2.01	2.05	2.08[8]	2.05[7]	2.02
Expenses net of fee waivers
and credits	2.01[7]	2.05	2.01	2.05	2.07[8]	2.05[7]	2.02
Net investment loss	(0.57)[7]	(0.85)	(0.75)	(0.76)	(0.66)	(0.63)[7]	(0.65)
Portfolio turnover (%)	13	30	50	33	37	58	27

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

CLASS I SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$36.44	$32.06	$28.69	$24.55	$21.37	$29.38	$29.28
Net investment income[3]	0.09	0.08	0.12	0.11	0.13	0.13	0.16
Net realized and unrealized gain
(loss) on investments	3.53	5.28	3.25	4.10	3.38	(8.14)	1.06
Total from
investment operations	3.62	5.36	3.37	4.21	3.51	(8.01)	1.22
Less distributions
From net investment income	—	—	—	(0.07)	(0.04)	—	—
From net realized gain	(0.79)	(0.98)	—	—	(0.29)	—	(1.12)
Total distributions	(0.79)	(0.98)	—	(0.07)	(0.33)	—	(1.12)
Net asset value, end of period	$39.27	$36.44	$32.06	$28.69	$24.55	$21.37	$29.38
Total return (%)[4]	10.10[5]	17.36	11.75	17.15	16.94	(27.26)[5]	4.13

Ratios and supplemental data

Net assets, end of period
(in millions)	$245	$169	$55	$37	$26	$51	$7
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.93[6]	0.96	0.90	0.93	0.96[7]	0.89[6]	0.88
Expenses net of fee waivers	0.93[6]	0.94	0.85	0.85	0.84[7]	0.85[6]	0.84
Expenses net of fee waivers
and credits	0.93[6]	0.94	0.85	0.85	0.84[7]	0.85[6]	0.84
Net investment income	0.50[6]	0.24	0.39	0.43	0.60	0.60[6]	0.54
Portfolio turnover (%)	13	30	50	33	37	58	27

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R2 SHARES Period ended	4-30-13[1]	10-31-12[2]

Per share operating performance

Net asset value, beginning of period	$36.40	$34.46
Net investment income[3]	0.06	0.02
Net realized and unrealized gain on investments	3.51	1.92
Total from investment operations	3.57	1.94
Less distributions
From net realized gain	(0.79)	—
Total distributions	(0.79)	—
Net asset value, end of period	$39.18	$36.40
Total return (%)[4]	9.98[5]	5.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[7]	1.13[7]
Expenses net of fee waivers and credits	1.26[7]	1.13[7]
Net investment income	0.34[7]	0.08[7]
Portfolio turnover (%)	13	30[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	21

CLASS R6 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$36.46	$32.06	$30.81
Net investment income[3]	0.10	0.11	0.03
Net realized and unrealized gain on investments	3.55	5.27	1.22
Total from investment operations	3.65	5.38	1.25
Less distributions
From net realized gain	(0.79)	(0.98)	—
Total distributions	(0.79)	(0.98)	—
Net asset value, end of period	$39.32	$36.46	$32.06
Total return (%)[4]	10.18[5]	17.42	4.06[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[7]	0.88	0.88[7]
Expenses net of fee waivers and credits	0.85[7]	0.85	0.85[7]
Net investment income	0.53[7]	0.30	0.66[7]
Portfolio turnover (%)	13	30	50[8]

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

22	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock U.S. Global Leaders Growth Fund (the Fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated

Semiannual report | U.S. Global Leaders Growth Fund	23

with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its portfolio securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV). JHCIT invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and possible losses of income or value if the borrower fails to return the securities, collateral investments decline in value or the Fund loses its rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which the Fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $842. For the six months ended April 30, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration,

24	U.S. Global Leaders Growth Fund | Semiannual report

among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, net operating losses and litigation proceeds.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Semiannual report | U.S. Global Leaders Growth Fund	25

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. During the six months ended April 30, 2013, the Fund had an investment management agreement with the Advisor under which the Fund paid a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,000,000,000 of the Fund’s average daily net assets; (b) 0.70% of the next $3,000,000,000 of the Fund’s average daily net assets; and (c) 0.65% of the Fund’s average daily net assets in excess of $5,000,000,000. Effective June 1, 2013, the Fund will pay a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.73% of the next $500,000,000 of the Fund’s average daily net assets; (c) 0.71% of the next $1,000,000,000 of the Fund’s average daily net assets; (d) 0.70% of the next $3,000,000,000 of the Fund’s average daily net assets; and (e) 0.65% of the Fund’s average daily net assets in excess of $5,000,000,000. The Advisor has a subadvisory agreement with Sustainable Growth Advisers, LP. The Fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.30%, 2.05%, 2.05%, 0.96%, 1.38% and 0.85% for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. These expense limitations shall remain in effect until February 28, 2014 for all classes. For the six months ended April 30, 2013, the expense reductions related to the above agreements amounted to $51 for Class R6 shares.

The investment management fees incurred for the six months ended April 30, 2013 were equivalent to a net annual effective rate of 0.75% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays for certain other services. The Fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

26	U.S. Global Leaders Growth Fund | Semiannual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,365,298 for the six months ended April 30, 2013. Of this amount, $224,259 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,126,400 was paid as sales commissions to broker-dealers and $14,639 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, CDSCs received by the Distributor amounted to $821, $11,821 and $3,506 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$591,718	$428,993
Class B	153,742	27,928
Class C	469,950	85,168
Class I	—	111,684
Class R2	3,722	262
Class R6	—	337
Total	$1,219,132	$654,372

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Semiannual report | U.S. Global Leaders Growth Fund	27

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,728,789	$135,466,822	4,441,325	$148,909,789
Distributions reinvested	260,910	9,139,681	292,135	8,504,056
Repurchased	(1,242,279)	(44,834,751)	(2,022,309)	(67,804,726)

Net increase	2,747,420	$99,771,752	2,711,151	$89,609,119

Class B shares

Sold	172,623	$5,790,160	316,082	$9,834,703
Distributions reinvested	18,877	608,972	29,481	797,768
Repurchased	(178,266)	(5,945,027)	(365,405)	(11,244,293)

Net increase (decrease)	13,234	$454,105	(19,842)	($611,822)

Class C shares

Sold	819,223	$27,434,622	860,556	$26,790,912
Distributions reinvested	47,542	1,534,191	51,563	1,395,797
Repurchased	(193,667)	(6,468,838)	(430,073)	(13,242,914)

Net increase	673,098	$22,499,975	482,046	$14,943,795

Class I shares

Sold	2,765,096	$104,737,800	3,846,377	$135,637,536
Distributions reinvested	97,013	3,539,037	45,980	1,387,666
Repurchased	(1,269,584)	(48,473,374)	(962,337)	(33,855,255)

Net increase	1,592,525	$59,803,463	2,930,020	$103,169,947

Class R2 shares[1]

Sold	107,970	$4,084,932	8,160	$296,583
Distributions reinvested	115	4,193	—	—
Repurchased	(5,160)	(198,081)	(22)	(819)

Net increase	102,925	$3,891,044	8,138	$295,764

Class R6 shares

Sold	82,187	$3,051,576	5,163	$187,035
Distributions reinvested	1,244	45,421	—	—
Repurchased	(13,750)	(528,917)	(411)	(15,060)

Net increase	69,681	$2,568,080	4,752	$171,975

Net increase	5,198,883	$188,988,419	6,116,265	$207,578,778

1The inception date for Class R2 shares is 3-1-12.

Affiliates of the Fund owned 3% of shares of beneficial interest of Class R2 on April 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $254,555,839 and $103,363,637, respectively, for the six months ended April 30, 2013.

28	U.S. Global Leaders Growth Fund | Semiannual report

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Capital Series and each of its series, including John Hancock U.S. Global Leaders Growth Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Capital Series.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	93,253,845.75	1,003,192.75
Peter S. Burgess	93,284,442.42	972,596.08
William H. Cunningham	93,238,790.04	1,018,248.46
Grace K. Fey	93,266,253.59	990,784.90
Theron S. Hoffman	93,261,307.74	995,730.75
Deborah C. Jackson	93,277,843.63	979,194.87
Hassell H. McClellan	93,244,915.98	1,012,122.51
James M. Oates	93,261,039.57	995,998.93
Steven R. Pruchansky	93,233,715.95	1,023,322.55
Gregory A. Russo	93,345,049.67	911,988.82
Non-Independent Trustees
James R. Boyle	93,265,322.50	991,715.99
Craig Bromley	93,284,254.63	972,783.87
Warren A. Thomson	93,256,884.08	1,000,154.42

Semiannual report | U.S. Global Leaders Growth Fund	29

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	Sustainable Growth Advisers, LP
Craig Bromley†
Peter S. Burgess*	Principal distributor
William H. Cunningham	John Hancock Funds, LLC
Grace K. Fey
Theron S. Hoffman*	Custodian
Deborah C. Jackson	State Street Bank and Trust Company
Hassell H. McClellan
Gregory A. Russo	Transfer agent
Warren A. Thomson†	John Hancock Signature Services, Inc.

Officers	Legal counsel
Hugh McHaffie	K&L Gates LLP
President

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30	U.S. Global Leaders Growth Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	26SA 4/13
MF142396	6/13

John Hancock
MUTUAL FUNDS

John Hancock
Classic Value Fund

Semiannual Report
4.30.13

A look at performance

Total returns for the period ended April 30, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	12.29	1.39	5.11	14.80	12.29	7.14	64.64

Class B	12.32	1.29	5.02	15.40	12.32	6.62	63.19

Class C	16.33	1.67	4.85	19.34	16.33	8.62	60.63

Class I1	18.64	2.82	6.06	21.07	18.64	14.91	80.14

Class R1[1,2]	17.80	2.11	5.30	20.63	17.80	11.03	67.64

Class R2[1,2]	18.39	2.42	5.57	20.96	18.39	12.69	72.01

Class R3[1,2]	17.98	2.16	5.32	20.69	17.98	11.26	67.89

Class R4[1,2]	18.48	2.50	5.65	20.98	18.48	13.13	73.29

Class R5[1,2]	18.70	2.76	5.94	21.06	18.70	14.58	78.15

Class R6[1,2]	18.69	2.86	6.07	21.05	18.69	15.15	80.20

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The prospectus expense ratios were updated effective 6-1-13 to reflect contractual changes. For all classes, the net expenses equal the gross expenses, except as noted. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6
Net/Gross (%)	1.27	2.02	2.02	0.93	1.59	1.34	1.50	1.09	0.89	0.85

* The Fund’s distributor has contractually agreed to waive 0.10% of the Rule 12b-1 fees for Class R4. The current waiver agreement will remain in effect through 2-28-14. Excluding this waiver would result in a gross expense ratio of 1.19%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Classic Value Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	4-30-03	$16,319	$16,319	$22,449

Class C3	4-30-03	16,063	16,063	22,449

Class I1	4-30-03	18,014	18,014	22,449

Class R1[1]	4-30-03	16,764	16,764	22,449

Class R2[1]	4-30-03	17,201	17,201	22,449

Class R3[1]	4-30-03	16,789	16,789	22,449

Class R4[1]	4-30-03	17,329	17,329	22,449

Class R5[1]	4-30-03	17,815	17,815	22,449

Class R6[1]	4-30-03	18,020	18,020	22,449

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 For certain types of investors, as described in the Fund’s prospectuses.

2 Class R1 shares were first offered on 8-5-03; Class R3, Class R4 and Class R5 shares were first offered on 5-22-09; Class R6 share were first offered on 9-1-11; Class R2 shares were first offered 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R6 and Class R2 shares, as applicable.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Classic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2012 with the same investment held until April 30, 2013.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,208.70	$7.06

Class B	1,000.00	1,204.00	11.15

Class C	1,000.00	1,203.40	11.14

Class I	1,000.00	1,210.70	5.32

Class R1	1,000.00	1,206.30	8.97

Class R2	1,000.00	1,209.60	6.25

Class R3	1,000.00	1,206.90	8.15

Class R4	1,000.00	1,209.80	5.64

Class R5	1,000.00	1,210.60	4.88

Class R6	1,000.00	1,210.50	4.88

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Classic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2012, with the same investment held until April 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 11-1-12	on 4-30-13	period ended 4-30-13[1]

Class A	$1,000.00	$1,018.40	$6.46

Class B	1,000.00	1,014.70	10.19

Class C	1,000.00	1,014.70	10.19

Class I	1,000.00	1,020.00	4.86

Class R1	1,000.00	1,016.70	8.20

Class R2	1,000.00	1,019.10	5.71

Class R3	1,000.00	1,017.40	7.45

Class R4	1,000.00	1,019.70	5.16

Class R5	1,000.00	1,020.40	4.46

Class R6	1,000.00	1,020.40	4.46

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 2.04%, 2.04%, 0.97%, 1.64%, 1.14%, 1.49%, 1.03%, 0.89%, and 0.89% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Classic Value Fund	9

Portfolio summary

Top 10 Holdings (35.9% of Net Assets on 4-30-13)[1,2]

Hewlett-Packard Company	4.8%	Microsoft Corp.	3.3%

BP PLC, ADR	4.5%	Staples, Inc.	3.2%

Royal Dutch Shell PLC, ADR	3.9%	MetLife, Inc.	3.0%

Axis Capital Holdings, Ltd.	3.7%	TE Connectivity, Ltd.	3.0%

Omnicom Group, Inc.	3.5%	American International Group, Inc.	3.0%

Sector Composition[1,3]

Financials	37.1%	Industrials	7.0%

Information Technology	17.4%	Utilities	3.0%

Energy	13.7%	Consumer Staples	1.5%

Consumer Discretionary	10.2%	Short-Term Investments & Other	2.4%

Health Care	7.7%

1 As a percentage of net assets on 4-30-13.
2 Cash and cash equivalents not included.
3 Value stocks may not increase in price as anticipated or may decline further in value. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments concentrated in one sector may fluctuate more widely than investments diversified across sectors. The Fund may hold a limited number of securities, which may increase overall risk. For additional information on these and other risk considerations, please see the Fund’s prospectuses.

10	Classic Value Fund | Semiannual report

Fund’s investments

As of 4-30-13 (unaudited)

	Shares	Value
Common Stocks 97.6%	$2,152,222,100

(Cost $1,839,648,998)

Consumer Discretionary 10.2%		225,692,324

Auto Components 2.7%

Delphi Automotive PLC	1,309,025	60,490,044

Diversified Consumer Services 0.8%

Apollo Group, Inc., Class A (I)(L)	991,894	18,221,093

Media 3.5%

Omnicom Group, Inc. (L)	1,284,531	76,776,418

Specialty Retail 3.2%

Staples, Inc. (L)	5,302,475	70,204,769

Consumer Staples 1.5%		32,166,769

Beverages 1.5%

Molson Coors Brewing Company, Class B	623,387	32,166,769

Energy 13.7%		302,801,277

Energy Equipment & Services 2.9%

Baker Hughes, Inc.	1,432,718	65,031,070

Oil, Gas & Consumable Fuels 10.8%

BP PLC, ADR	2,253,552	98,254,867

Exxon Mobil Corp.	591,073	52,599,586

Royal Dutch Shell PLC, ADR (L)	1,278,737	86,915,754

Financials 37.1%		817,673,540

Capital Markets 14.1%

Franklin Resources, Inc.	289,800	44,820,468

Invesco, Ltd.	1,883,425	59,779,910

Morgan Stanley	1,964,850	43,521,428

State Street Corp.	914,710	53,483,094

The Goldman Sachs Group, Inc.	371,275	54,232,139

UBS AG (I)(L)	3,130,004	55,682,771

Commercial Banks 2.5%

PNC Financial Services Group, Inc.	819,178	55,605,803

Diversified Financial Services 6.8%

Bank of America Corp.	3,450,700	42,478,117

Citigroup, Inc.	1,180,542	55,084,090

JPMorgan Chase & Company	1,063,000	52,097,630

See notes to financial statements	Semiannual report | Classic Value Fund	11

		Shares	Value
Insurance 13.7%

American International Group, Inc. (I)		1,601,259	$66,324,148

Axis Capital Holdings, Ltd.		1,825,310	81,463,585

MetLife, Inc.		1,711,250	66,721,638

The Allstate Corp.		863,475	42,534,779

Willis Group Holdings PLC (L)		1,104,938	43,843,940

Health Care 7.7%			169,841,061

Health Care Equipment & Supplies 4.2%

Abbott Laboratories		1,081,610	39,933,041

Becton, Dickinson and Company (L)		563,046	53,095,238

Health Care Providers & Services 3.5%

Aetna, Inc.		383,800	22,045,472

Laboratory Corp. of America Holdings (I)(L)		586,625	54,767,310

Industrials 7.0%			154,515,764

Aerospace & Defense 5.2%

L-3 Communications Holdings, Inc. (L)		662,498	53,827,963

Northrop Grumman Corp.		795,157	60,225,191

Building Products 1.8%

Masco Corp.		2,081,410	40,462,610

Information Technology 17.4%			383,482,137

Computers & Peripherals 6.2%

Dell, Inc.		2,409,160	32,282,744

Hewlett-Packard Company		5,087,854	104,809,791

Electronic Equipment, Instruments & Components 3.0%

TE Connectivity, Ltd.		1,528,411	66,562,299

Internet Software & Services 2.0%

Google, Inc., Class A (I)		54,075	44,588,623

Software 6.2%

Microsoft Corp.		2,176,400	72,038,840

Oracle Corp.		1,928,000	63,199,840

Utilities 3.0%			66,049,228

Electric Utilities 3.0%

Entergy Corp.		927,267	66,049,228

	Yield (%)	Shares	Value
Securities Lending Collateral 3.8%			$82,819,359

(Cost $82,805,549)
John Hancock Collateral Investment Trust (W)	0.2361 (Y)	8,274,820	82,819,359

12	Classic Value Fund | Semiannual report	See notes to financial statements

	Par value	Value
Short-Term Investments 2.4%		$53,959,000

(Cost $53,959,000)

Repurchase Agreement 2.4%		53,959,000
Repurchase Agreement with State Street Corp. dated 4-30-13 at 0.010% to be repurchased at $53,959,015 on 5-1-13, collateralized by $54,765,000
U.S. Treasury Notes, 0.625% due 8-31-17 (valued at $55,038,825,
including interest)	$53,959,000	53,959,000

Total investments (Cost $1,976,413,547)† 103.8%	$2,289,000,459

Other assets and liabilities, net (3.8%)		($83,604,969)

Total net assets 100.0%	$2,205,395,490

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-13.

† At 4-30-13, the aggregate cost of investment securities for federal income tax purposes was $2,040,756,945. Net unrealized appreciation aggregated $248,243,514, of which $408,582,527 related to appreciated investment securities and $160,339,013 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 4-30-13:

United States	77.6%
United Kingdom	9.2%
Switzerland	5.6%
Netherlands	3.9%
Bermuda	3.7%

See notes to financial statements	Semiannual report | Classic Value Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,893,607,998)
including $82,199,440 of securities loaned	$2,206,181,100
Investments in affiliated issuers, at value (Cost $82,805,549)	82,819,359

Total investments, at value (Cost $1,976,413,547)	2,289,000,459
Cash	45
Receivable for fund shares sold	3,826,691
Dividends and interest receivable	766,227
Receivable for securities lending income	16,390
Other receivables and prepaid expenses	203,923

Total assets	2,293,813,735

Liabilities

Payable for fund shares repurchased	3,287,135
Payable upon return of securities loaned	82,781,234
Payable to affiliates
Accounting and legal services fees	81,272
Transfer agent fees	425,677
Distribution and service fees	180,471
Trustees’ fees	99,591
Investment management fees	1,392,712
Other liabilities and accrued expenses	170,153

Total liabilities	88,418,245

Net assets	$2,205,395,490

Net assets consist of

Paid-in capital	$4,090,708,962
Undistributed net investment income	9,214,452
Accumulated net realized gain (loss) on investments	(2,207,114,836)
Net unrealized appreciation (depreciation) on investments	312,586,912

Net assets	$2,205,395,490

14	Classic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($449,011,594 ÷ 22,068,134 shares)[1]	$20.35
Class B ($21,331,680 ÷ 1,062,971 shares)[1]	$20.07
Class C ($86,396,423 ÷ 4,306,726 shares)[1]	$20.06
Class I ($1,643,403,906 ÷ 80,652,801 shares)	$20.38
Class R1 ($4,637,363 ÷ 227,396 shares)	$20.39
Class R2 ($124,066 ÷ 6,091 shares)	$20.37
Class R3 ($262,315 ÷ 12,900 shares)	$20.33
Class R4 ($45,338 ÷ 2,224.2 shares)	$20.38
Class R5 ($50,229 ÷ 2,463 shares)	$20.39
Class R6 ($132,576 ÷ 6,502 shares)	$20.39

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$21.42

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Classic Value Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$21,406,238
Securities lending	267,755
Interest	2,342

Total investment income	21,676,335

Expenses

Investment management fees	7,169,496
Distribution and service fees	1,072,913
Accounting and legal services fees	199,657
Transfer agent fees	1,165,493
Trustees’ fees	37,428
State registration fees	105,329
Printing and postage	110,106
Professional fees	55,892
Custodian fees	90,753
Registration and filing fees	18,519
Other	37,806

Total expenses	10,063,392
Less expense reductions	(20)

Net expenses	10,063,372

Net investment income	11,612,963

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	16,622,187
Investments in affiliated issuers	1,927
16,624,114
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	314,847,702
Investments in affiliated issuers	12,784
314,860,486
Net realized and unrealized gain	331,484,600
Increase in net assets from operations	$343,097,563

16	Classic Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-13	ended
	(Unaudited)	10-31-12

Increase (decrease) in net assets

From operations
Net investment income	$11,612,963	$21,721,167
Net realized gain	16,624,114	27,316,049
Change in net unrealized appreciation (depreciation)	314,860,486	81,908,525

Increase in net assets resulting from operations	343,097,563	130,945,741

Distributions to shareholders
From net investment income
Class A	(4,447,391)	(5,161,307)
Class B	(84,926)	(82,021)
Class C	(294,696)	(203,907)
Class I	(13,972,213)	(13,454,101)
Class R1	(31,871)	(34,000)
Class R2	(1,320)	—
Class R3	(891)	(632)
Class R4	(514)	(413)
Class R5	(624)	(599)
Class R6	(1,654)	(1,489)

Total distributions	(18,836,100)	(18,938,469)

From Fund share transactions	370,644,938	(154,857,072)

Total increase (decrease)	694,906,401	(42,849,800)

Net assets

Beginning of period	1,510,489,089	1,553,338,889

End of period	$2,205,395,490	$1,510,489,089

Undistributed net investment income	$9,214,452	$16,437,589

See notes to financial statements	Semiannual report | Classic Value Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$17.02	$15.86	$15.64	$13.77	$12.38	$21.53	$27.67
Net investment income[3]	0.11	0.20	0.10	0.07	0.14	0.25	0.34
Net realized and unrealized
gain (loss) on investments	3.41	1.12	0.15	1.91	2.02	(9.40)	(4.24)
Total from
investment operations	3.52	1.32	0.25	1.98	2.16	(9.15)	(3.90)
Less distributions
From net investment income	(0.19)	(0.16)	(0.03)	(0.11)	(0.34)	—	(0.41)
From net realized gain	—	—	—	—	(0.43)	—	(1.83)
Total distributions	(0.19)	(0.16)	(0.03)	(0.11)	(0.77)	—	(2.24)
Net asset value, end of period	$20.35	$17.02	$15.86	$15.64	$13.77	$12.38	$21.53
Total return (%)[4,5]	20.87[6]	8.45	1.59	14.48	19.84	(42.50)[6]	(14.20)

Ratios and supplemental data

Net assets, end of period
(in millions)	$449	$417	$557	$931	$1,544	$1,711	$4,000
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.29[7]	1.31	1.30	1.41	1.60[8]	1.38[7]	1.28
Expenses net of fee waivers
and credits	1.29[7]	1.31	1.30	1.33	1.33[8]	1.32[7]	1.28
Net investment income	1.16[7]	1.24	0.59	0.47	1.27	1.61[7]	1.22
Portfolio turnover (%)	10	37	37	55	47	30	35

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS B SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$16.73	$15.58	$15.45	$13.62	$12.19	$21.34	$27.40
Net investment income (loss)[3]	0.04	0.08	(0.03)	(0.04)	0.06	0.13	0.13
Net realized and unrealized gain
(loss) on investments	3.36	1.10	0.16	1.89	2.01	(9.28)	(4.16)
Total from
investment operations	3.40	1.18	0.13	1.85	2.07	(9.15)	(4.03)
Less distributions
From net investment income	(0.06)	(0.03)	—	(0.02)	(0.21)	—	(0.20)
From net realized gain	—	—	—	—	(0.43)	—	(1.83)
Total distributions	(0.06)	(0.03)	—	(0.02)	(0.64)	—	(2.03)
Net asset value, end of period	$20.07	$16.73	$15.58	$15.45	$13.62	$12.19	$21.34
Total return (%)[4,5]	20.40[6]	7.62	0.84	13.63	18.94	(42.88)[6]	(14.80)

Ratios and supplemental data

Net assets, end of period
(in millions)	$21	$25	$41	$57	$66	$79	$208
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.04[7]	2.06	2.05	2.16	2.35[8]	2.13[7]	2.03
Expenses net of fee waivers	2.04[7]	2.06	2.05	2.08	2.08[8]	2.07[7]	2.03
Expenses net of fee waivers
and credits	2.04[7]	2.06	2.05	2.08	2.08[8]	2.06[7]	2.03
Net investment income (loss)	0.49[7]	0.50	(0.16)	(0.29)	0.54	0.86[7]	0.46
Portfolio turnover (%)	10	37	37	55	47	30	35

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Classic Value Fund	19

CLASS C SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$16.73	$15.58	$15.44	$13.61	$12.18	$21.33	$27.39
Net investment income (loss)[3]	0.04	0.08	(0.03)	(0.04)	0.06	0.13	0.13
Net realized and unrealized gain
(loss) on investments	3.35	1.10	0.17	1.89	2.01	(9.28)	(4.16)
Total from
investment operations	3.39	1.18	0.14	1.85	2.07	(9.15)	(4.03)
Less distributions
From net investment income	(0.06)	(0.03)	—	(0.02)	(0.21)	—	(0.20)
From net realized gain	—	—	—	—	(0.43)	—	(1.83)
Total distributions	(0.06)	(0.03)	—	(0.02)	(0.64)	—	(2.03)
Net asset value, end of period	$20.06	$16.73	$15.58	$15.44	$13.61	$12.18	$21.33
Total return (%)[4,5]	20.34[6]	7.62	0.91	13.64	18.95	(42.90)[6]	(14.80)

Ratios and supplemental data

Net assets, end of period
(in millions)	$86	$81	$101	$132	$155	$202	$612
Ratios (as a percentage of
average net assets):
Expenses before reductions	2.04[7]	2.06	2.05	2.16	2.34[8]	2.13[7]	2.03
Expenses net of fee waivers
and credits	2.04[7]	2.06	2.05	2.08	2.08[8]	2.07[7]	2.03
Net investment income (loss)	0.42[7]	0.47	(0.16)	(0.29)	0.57	0.85[7]	0.46
Portfolio turnover (%)	10	37	37	55	47	30	35

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS I SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$17.07	$15.93	$15.70	$13.81	$12.44	$21.57	$27.73
Net investment income[3]	0.13	0.26	0.16	0.12	0.19	0.30	0.45
Net realized and unrealized
gain (loss) on investments	3.42	1.11	0.15	1.93	2.02	(9.43)	(4.26)
Total from
investment operations	3.55	1.37	0.31	2.05	2.21	(9.13)	(3.81)
Less distributions
From net investment income	(0.24)	(0.23)	(0.08)	(0.16)	(0.41)	—	(0.52)
From net realized gain	—	—	—	—	(0.43)	—	(1.83)
Total distributions	(0.24)	(0.23)	(0.08)	(0.16)	(0.84)	—	(2.35)
Net asset value, end
of period	$20.38	$17.07	$15.93	$15.70	$13.81	$12.44	$21.57
Total return (%)[4]	21.07[5]	8.78	1.98	14.95	20.32	(42.33)[5]	(13.86)

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,643	$982	$849	$994	$636	$664	$1,155
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.97[6]	0.97	0.94	0.92	1.03[7]	0.96[6]	0.92
Expenses net of fee waivers
and credits	0.97[6]	0.96	0.94	0.92	0.95[7]	0.94[6]	0.88
Net investment income	1.39[6]	1.55	0.95	0.83	1.65	1.99[6]	1.61
Portfolio turnover (%)	10	37	37	55	47	30	35

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Classic Value Fund	21

CLASS R1 SHARES
Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09	10-31-08[2]	12-31-07

Per share operating performance

Net asset value, beginning
of period	$17.03	$15.87	$15.68	$13.77	$12.35	$21.55	$27.67
Net investment income[3]	0.07	0.15	0.04	0.05	0.11	0.19	0.23
Net realized and unrealized gain
(loss) on investments	3.42	1.11	0.15	1.92	2.02	(9.39)	(4.21)
Total from
investment operations	3.49	1.26	0.19	1.97	2.13	(9.20)	(3.98)
Less distributions
From net investment income	(0.13)	(0.10)	—	(0.06)	(0.28)	—	(0.31)
From net realized gain	—	—	—	—	(0.43)	—	(1.83)
Total distributions	(0.13)	(0.10)	—	(0.06)	(0.71)	—	(2.14)
Net asset value, end of period	$20.39	$17.03	$15.87	$15.68	$13.77	$12.35	$21.55
Total return (%)[4]	20.63[5]	8.06	1.21	14.08	19.40	(42.69)[5]	(14.49)

Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$4	$5	$7	$7	$9	$22
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.64[6]	1.65	1.64	1.48[7]	1.75[8]	1.68[6]	1.64
Expenses net of fee waivers
and credits	1.64[6]	1.65	1.64	1.48[7]	1.67[8]	1.66[6]	1.64
Net investment income	0.80[6]	0.88	0.24	0.30	1.01	1.26[6]	0.85
Portfolio turnover (%)	10	37	37	55	47	30	35

1 Six months ended 4-30-13. Unaudited.
2 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of a revision of 0.25% related to certain expense accruals. Without this adjustment, net investment income and total return for the year ended 10-31-10 would have been lower.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R2 SHARES Period ended	4-30-131	10-31-122

Per share operating performance

Net asset value, beginning of period	$17.05	$17.08
Net investment income3	0.12	0.13
Net realized and unrealized gain (loss) on investments	3.42	(0.16)
Total from investment operations	3.54	(0.03)
Less distributions
From net investment income	(0.22)	—
Net asset value, end of period	$20.37	$17.05
Total return (%)	20.964	(0.18)4

Ratios and supplemental data

Net assets, end of period (in millions)	—5	—5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.146	1.136
Expenses net of fee waivers and credits	1.146	1.136
Net investment income	1.286	1.176
Portfolio turnover (%)	10	377

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

22	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$17.00	$15.84	$15.62	$13.76	$11.24
Net investment income[3]	0.07	0.17	0.07	—[4]	—[4]
Net realized and unrealized gain on investments	3.42	1.12	0.15	1.93	2.52
Total from investment operations	3.49	1.29	0.22	1.93	2.52
Less distributions
From net investment income	(0.16)	(0.13)	—	(0.07)	—
Net asset value, end of period	$20.33	$17.00	$15.84	$15.62	$13.76
Total return (%)[5]	20.69[6]	8.28	1.41	14.04	22.42[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.49[8]	1.48	1.48	2.76	3.33[8]
Expenses net of fee waivers and credits	1.49[8]	1.48	1.48	1.73	1.73[8]
Net investment income (loss)	0.73[8]	1.01	0.44	0.02	(0.04)[8]
Portfolio turnover (%)	10	37	37	55	47

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS R4 SHARES Period ended	4-30-131	10-31-12	10-31-11	10-31-10	10-31-092

Per share operating performance

Net asset value, beginning of period	$17.07	$15.90	$15.64	$13.77	$11.24
Net investment income3	0.13	0.23	0.13	0.05	0.02
Net realized and unrealized gain on investments	3.41	1.13	0.15	1.92	2.51
Total from investment operations	3.54	1.36	0.28	1.97	2.53
Less distributions
From net investment income	(0.23)	(0.19)	(0.02)	(0.10)	—
Net asset value, end of period	$20.38	$17.07	$15.90	$15.64	$13.77
Total return (%)4	20.985	8.69	1.77	14.38	22.515

Ratios and supplemental data

Net assets, end of period (in millions)	—6	—6	—6	—6	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.137	1.13	1.15	2.87	3.087
Expenses net of fee waivers and credits	1.037	1.09	1.15	1.43	1.437
Net investment income	1.407	1.41	0.76	0.34	0.267
Portfolio turnover (%)	10	37	37	55	47

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Semiannual report | Classic Value Fund	23

CLASS R5 SHARES Period ended	4-30-13[1]	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$17.09	$15.94	$15.67	$13.79	$11.24
Net investment income[3]	0.14	0.27	0.17	0.09	0.03
Net realized and unrealized gain on investments	3.42	1.11	0.15	1.93	2.52
Total from investment operations	3.56	1.38	0.32	2.02	2.55
Less distributions
From net investment income	(0.26)	(0.23)	(0.05)	(0.14)	—
Net asset value, end of period	$20.39	$17.09	$15.94	$15.67	$13.79
Total return (%)[4]	21.06[5]	8.85	2.07	14.72	22.69[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	0.90	0.90	2.64	2.84[7]
Expenses net of fee waivers and credits	0.89[7]	0.90	0.90	1.13	1.13[7]
Net investment income	1.54[7]	1.62	1.02	0.63	0.56[7]
Portfolio turnover (%)	10	37	37	55	47

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS R6 SHARES Period ended	4-30-131	10-31-12	10-31-112

Per share operating performance

Net asset value, beginning of period	$17.09	$15.93	$15.38
Net investment income3	0.14	0.27	0.02
Net realized and unrealized gain on investments	3.41	1.12	0.53
Total from investment operations	3.55	1.39	0.55
Less distributions
From net investment income	(0.25)	(0.23)	—
Net asset value, end of period	$20.39	$17.09	$15.93
Total return (%)	21.054	8.93	3.584

Ratios and supplemental data

Net assets, end of period (in millions)	—5	—5	—5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.896	0.89	0.876
Expenses net of fee waivers and credits	0.896	0.89	0.876
Net investment income	1.546	1.61	0.906
Portfolio turnover (%)	10	37	377

1 Six months ended 4-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

24	Classic Value Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Classic Value Fund (the Fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4, and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of

Semiannual report | Classic Value Fund	25

the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2013, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its portfolio securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV). JHCIT invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and possible losses of income or value if the borrower fails to return the securities, collateral investments decline in value or the Fund loses its rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated

26	Classic Value Fund | Semiannual report

in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the six months ended April 30, 2013 were $1,614.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2012, the Fund has a capital loss carryforward of $2,159,395,553 available to offset future net realized capital gains, which expires as follows: October 31, 2016 — $680,183,891 and October 31, 2017 — $1,479,211,662.

As of October 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting

Semiannual report | Classic Value Fund	27

Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. During the six months ended April 30, 2013, the Fund had an investment management agreement with the Advisor under which the Fund paid a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.79% of the first $2,500,000,000 of the Fund’s average daily net assets; (b) 0.78% of the next $2,500,000,000 of the Fund’s average daily net assets; and (c) 0.77% of the Fund’s average daily net assets in excess of $5,000,000,000. Effective June 1, 2013, the Fund will pay a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,500,000,000 of the Fund’s average daily net assets; (b) 0.74% of the next $2,500,000,000 of the Fund’s average daily net assets; and (c) 0.73% of the Fund’s average daily net assets in excess of $5,000,000,000. The Advisor has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

Prior to March 1, 2013 the Advisor had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.33%, 2.08%, 2.08%, 1.02%, 1.68%, 1.43%, 1.58%, 1.28%, 0.98% and 0.92% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively. For the six months ended April 30, 2013, there were no expense reductions or reimbursements related to this agreement.

The investment management fees incurred for the six months ended April 30, 2013 were equivalent to a net annual effective rate of 0.79% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense

28	Classic Value Fund | Semiannual report

was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the Fund pays for certain other services. The Fund pays the following contractual rates of distribution and may pay up to the following contractual rates of service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The Fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through February 28, 2014, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, reimbursements related to this contractual waiver amounted to $20 for class R4 shares for the six months ended April 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $183,287 for the six months ended April 30, 2013. Of this amount, $29,186 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $149,801 was paid as sales commissions to broker-dealers and $4,300 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2013, CDSCs received by the Distributor amounted to $2,090, $7,743 and $978 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature

Semiannual report | Classic Value Fund	29

Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$529,224	$384,354
Class B	114,111	20,767
Class C	412,784	74,954
Class I	—	684,730
Class R1	16,206	623
Class R2	140	16
Class R3	395	19
Class R4	51	6
Class R5	2	7
Class R6	—	17
Total	$1,072,913	$1,165,493

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2013 and for the year ended October 31, 2012 were as follows:

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,352,421	$25,430,748	2,187,598	$36,179,081
Distributions reinvested	244,120	4,242,801	284,364	4,242,716
Repurchased	(4,025,955)	(74,049,381)	(13,075,936)	(214,564,511)

Net decrease	(2,429,414)	($44,375,832)	(10,603,974)	($174,142,714)

Class B shares

Sold	33,444	$627,022	63,662	$1,030,330
Distributions reinvested	4,086	70,231	4,487	66,232
Repurchased	(480,809)	(8,703,059)	(1,222,244)	(20,012,221)

Net decrease	(443,279)	($8,005,806)	(1,154,095)	($18,915,659)

Class C shares

Sold	115,785	$2,147,290	195,390	$3,177,050
Distributions reinvested	13,083	224,894	10,268	151,554
Repurchased	(685,333)	(12,448,709)	(1,804,459)	(29,356,479)

Net decrease	(556,465)	($10,076,525)	(1,598,801)	($26,027,875)

30	Classic Value Fund | Semiannual report

	Six months ended 4-30-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class I shares

Sold	32,787,939	$613,441,118	28,218,032	$464,651,734
Distributions reinvested	680,619	11,835,972	776,085	11,579,181
Repurchased	(10,351,650)	(191,891,498)	(24,750,714)	(410,620,923)

Net increase	23,116,908	$433,385,592	4,243,403	$65,609,992

Class R1 shares

Sold	24,787	$466,698	48,217	$796,756
Distributions reinvested	1,665	29,057	1,937	29,016
Repurchased	(50,928)	(927,897)	(137,889)	(2,316,737)

Net decrease	(24,476)	($432,142)	(87,735)	($1,490,965)

Class R2 shares[1]

Sold	236	$3,886	5,855	$100,000

Net increase	236	$3,886	5,855	$100,000

Class R3 shares

Sold	7,432	$144,924	974	$16,129
Distributions reinvested	31	536	23	337
Repurchased	(6)	(120)	(210)	(3,560)

Net increase	7,457	$145,340	787	$12,906

Class R5 shares

Sold	19	$369	358	$6,047
Distributions reinvested	3	56	6	93
Repurchased	—	—	(525)	(8,897)

Net increase (decrease)	22	$425	(161)	($2,757)

Net increase (decrease)	19,670,989	$370,644,938	(9,194,721)	($154,857,072)

1 Period from 3-1-12 (inception date) to 10-31-12.

Class R4 shares and Class R6 shares had no Fund share transactions for the six months ended April 30, 2013 and the year ended October 31, 2012.

Affiliates of the Fund owned 96%, 17%, 100%, 90% and 100% of shares of beneficial interest of Class R2, Class R3, Class R4, Class R5 and Class R6, respectively, on April 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $526,329,971 and $172,233,992, respectively, for the six months ended April 30, 2013.

Semiannual report | Classic Value Fund	31

Special Shareholder Meeting

On November 15, 2012, a Special Meeting of the Shareholders of John Hancock Capital Series and each of its series, including John Hancock Classic Value Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Capital Series.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	93,253,845.75	1,003,192.75
Peter S. Burgess	93,284,442.42	972,596.08
William H. Cunningham	93,238,790.04	1,018,248.46
Grace K. Fey	93,266,253.59	990,784.90
Theron S. Hoffman	93,261,307.74	995,730.75
Deborah C. Jackson	93,277,843.63	979,194.87
Hassell H. McClellan	93,244,915.98	1,012,122.51
James M. Oates	93,261,039.57	995,998.93
Steven R. Pruchansky	93,233,715.95	1,023,322.55
Gregory A. Russo	93,345,049.67	911,988.82
Non-Independent Trustees
James R. Boyle	93,265,322.50	991,715.99
Craig Bromley	93,284,254.63	972,783.87
Warren A. Thomson	93,256,884.08	1,000,154.42

32	Classic Value Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	Pzena Investment Management, LLC
Craig Bromley†
Peter S. Burgess*	Principal distributor
William H. Cunningham	John Hancock Funds, LLC
Grace K. Fey
Theron S. Hoffman*	Custodian
Deborah C. Jackson	State Street Bank and Trust Company
Hassell H. McClellan
Gregory A. Russo	Transfer agent
Warren A. Thomson†	John Hancock Signature Services, Inc.

Officers	Legal counsel
Hugh McHaffie	K&L Gates LLP
President

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Classic Value Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Classic Value Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	38SA 4/13
MF142393	6/13

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	June 26, 2013

By:	/s/ Charles A. Rizzo
-----------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2013